Pension and Postretirement Benefits (Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	$ 345,710,000		$ 306,288,000
Return on plan assets	21,466,000		36,400,000
Company contributions	8,871,000		33,380,000
Net benefits and expenses paid	(26,061,000)		(27,314,000)
Settlements	0		(3,044,000)
Ending balance	349,986,000		345,710,000
Fair value of plan assets	349,986,000		345,710,000
U.S Defined Benefit Plans [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	72,000		550,000
Fair value of plan assets	72,000		550,000
U.S Defined Benefit Plans [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	349,914,000		344,861,000
Fair value of plan assets	349,914,000		344,861,000
U.S Defined Benefit Plans [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		299,000
Fair value of plan assets	0		299,000
U.S Defined Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	72,000		550,000
Fair value of plan assets	72,000		550,000
U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	72,000		550,000
Fair value of plan assets	72,000		550,000
U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	97,972,000	[1]	120,285,000	[1]
Fair value of plan assets	97,972,000	[1]	120,285,000	[1]
Plan assets, actual allocation	28.00%		35.00%
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[1]	0	[1]
Fair value of plan assets	0	[1]	0	[1]
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	97,972,000	[1]	120,285,000	[1]
Fair value of plan assets	97,972,000	[1]	120,285,000	[1]
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[1]	0	[1]
Fair value of plan assets	0	[1]	0	[1]
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[2]	17,111,000	[2]
Fair value of plan assets	13,996,000	[2]	17,111,000	[2]
Plan assets, actual allocation	4.00%		5.00%
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[2]	0	[2]
Fair value of plan assets	0	[2]	0	[2]
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[2]	17,111,000	[2]
Fair value of plan assets	13,996,000	[2]	17,111,000	[2]
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[2]	0	[2]
Fair value of plan assets	0	[2]	0	[2]
U.S Defined Benefit Plans [Member] | International Large Cap [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	48,986,000	[3]	34,353,000	[3]
Fair value of plan assets	48,986,000	[3]	34,353,000	[3]
Plan assets, actual allocation	14.00%		10.00%
U.S Defined Benefit Plans [Member] | International Large Cap [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[3]	0	[3]
Fair value of plan assets	0	[3]	0	[3]
U.S Defined Benefit Plans [Member] | International Large Cap [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	48,986,000	[3]	34,353,000	[3]
Fair value of plan assets	48,986,000	[3]	34,353,000	[3]
U.S Defined Benefit Plans [Member] | International Large Cap [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[3]	0	[3]
Fair value of plan assets	0	[3]	0	[3]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[4]	0	[4]
Fair value of plan assets	13,996,000	[4]	0	[4]
Plan assets, actual allocation	4.00%	[5]	0.00%	[5]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[4]	0	[4]
Fair value of plan assets	0	[4]	0	[4]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[4]	0	[4]
Fair value of plan assets	13,996,000	[4]	0	[4]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[4]	0	[4]
Fair value of plan assets	0	[4]	0	[4]
U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	75,228,000	[6]	99,124,000	[6]
Fair value of plan assets	75,228,000	[6]	99,124,000	[6]
Plan assets, actual allocation	21.00%		29.00%
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[6]	0	[6]
Fair value of plan assets	0	[6]	0	[6]
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	75,228,000	[6]	99,124,000	[6]
Fair value of plan assets	75,228,000	[6]	99,124,000	[6]
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[6]	0	[6]
Fair value of plan assets	0	[6]	0	[6]
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	99,721,000	[7]	73,988,000	[7]
Fair value of plan assets	99,721,000	[7]	73,988,000	[7]
Plan assets, actual allocation	28.00%		21.00%
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[7]	0	[7]
Fair value of plan assets	0	[7]	0	[7]
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	99,721,000	[7]	73,988,000	[7]
Fair value of plan assets	99,721,000	[7]	73,988,000	[7]
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[7]	0	[7]
Fair value of plan assets	0	[7]	0	[7]
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	299,000	[8]
Fair value of plan assets	0	[8]	299,000	[8]
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	0	[8]
Fair value of plan assets	0	[8]	0	[8]
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	0	[8]
Fair value of plan assets	0	[8]	0	[8]
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	299,000	[8]
Fair value of plan assets	0	[8]	299,000	[8]
U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	15,000	[9]
Fair value of plan assets	15,000	[9]
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[9]	0	[9]
Fair value of plan assets	0	[9]	0	[9]
U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	15,000	[9]	0	[9]
Fair value of plan assets	15,000	[9]	0	[9]
U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[9]	0	[9]
Fair value of plan assets	0	[9]	0	[9]
Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	133,944,000		120,897,000
Return on plan assets	10,279,000		13,237,000
Employee contributions	345,000		512,000
Company contributions	18,149,000		16,840,000
Currency translation impact and other	(1,797,000)		(4,285,000)
Net benefits and expenses paid	(15,525,000)		(13,257,000)
Settlements	(283,000)		0
Ending balance	145,112,000		133,944,000
Estimated contributions in the next year	10,000,000
Fair value of plan assets	145,112,000		133,944,000
Non-U.S Defined Benefit Plans [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	453,000		58,000
Fair value of plan assets	453,000		58,000
Non-U.S Defined Benefit Plans [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	142,028,000		130,686,000
Fair value of plan assets	142,028,000		130,686,000
Non-U.S Defined Benefit Plans [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	2,631,000		3,200,000
Fair value of plan assets	2,631,000		3,200,000
Non-U.S Defined Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	453,000		58,000
Fair value of plan assets	453,000		58,000
Non-U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	453,000		58,000
Fair value of plan assets	453,000		58,000
Non-U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
Non-U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
Non-U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	37.00%		47.00%
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	7,276,000	[10]	7,141,000	[10]
Fair value of plan assets	7,276,000	[10]	7,141,000	[10]
Plan assets, actual allocation	5.00%		5.00%
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[10]	0	[10]
Fair value of plan assets	0	[10]	0	[10]
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	7,276,000	[10]	7,141,000	[10]
Fair value of plan assets	7,276,000	[10]	7,141,000	[10]
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[10]	0	[10]
Fair value of plan assets	0	[10]	0	[10]
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	28,372,000	[11]	34,275,000	[11]
Fair value of plan assets	28,372,000	[11]	34,275,000	[11]
Plan assets, actual allocation	20.00%		26.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[11]	0	[11]
Fair value of plan assets	0	[11]	0	[11]
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	28,372,000	[11]	34,275,000	[11]
Fair value of plan assets	28,372,000	[11]	34,275,000	[11]
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[11]	0	[11]
Fair value of plan assets	0	[11]	0	[11]
Non-U.S Defined Benefit Plans [Member] | European Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	8,459,000	[12]	9,405,000	[12]
Fair value of plan assets	8,459,000	[12]	9,405,000	[12]
Plan assets, actual allocation	6.00%		7.00%
Non-U.S Defined Benefit Plans [Member] | European Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[12]	0	[12]
Fair value of plan assets	0	[12]	0	[12]
Non-U.S Defined Benefit Plans [Member] | European Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	8,459,000	[12]	9,405,000	[12]
Fair value of plan assets	8,459,000	[12]	9,405,000	[12]
Non-U.S Defined Benefit Plans [Member] | European Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[12]	0	[12]
Fair value of plan assets	0	[12]	0	[12]
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	6,722,000	[13]	7,553,000	[13]
Fair value of plan assets	6,722,000	[13]	7,553,000	[13]
Plan assets, actual allocation	5.00%		6.00%
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[13]	0	[13]
Fair value of plan assets	0	[13]	0	[13]
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	6,722,000	[13]	7,553,000	[13]
Fair value of plan assets	6,722,000	[13]	7,553,000	[13]
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[13]	0	[13]
Fair value of plan assets	0	[13]	0	[13]
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	1,745,000	[14]	3,590,000	[14]
Fair value of plan assets	1,745,000	[14]	3,590,000	[14]
Plan assets, actual allocation	1.00%		3.00%
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[14]	0	[14]
Fair value of plan assets	0	[14]	0	[14]
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	1,745,000	[14]	3,590,000	[14]
Fair value of plan assets	1,745,000	[14]	3,590,000	[14]
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[14]	0	[14]
Fair value of plan assets	0	[14]	0	[14]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	282,000	[15]
Fair value of plan assets	0	[15]	282,000	[15]
Plan assets, actual allocation	0.00%	[16]	0.00%	[16]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	0	[15]
Fair value of plan assets	0	[15]	0	[15]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	282,000	[15]
Fair value of plan assets	0	[15]	282,000	[15]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	0	[15]
Fair value of plan assets	0	[15]	0	[15]
Non-U.S Defined Benefit Plans [Member] | U.K. and Netherlands Plan Assets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	98.00%
Non-U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	61.00%		51.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	30,707,000	[17]	24,189,000	[17]
Fair value of plan assets	30,707,000	[17]	24,189,000	[17]
Plan assets, actual allocation	21.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[17]	0	[17]
Fair value of plan assets	0	[17]	0	[17]
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	30,707,000	[17]	24,189,000	[17]
Fair value of plan assets	30,707,000	[17]	24,189,000	[17]
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[17]	0	[17]
Fair value of plan assets	0	[17]	0	[17]
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	25,004,000	[18]	19,867,000	[18]
Fair value of plan assets	25,004,000	[18]	19,867,000	[18]
Plan assets, actual allocation	17.00%		15.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[18]	0	[18]
Fair value of plan assets	0	[18]	0	[18]
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	25,004,000	[18]	19,867,000	[18]
Fair value of plan assets	25,004,000	[18]	19,867,000	[18]
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[18]	0	[18]
Fair value of plan assets	0	[18]	0	[18]
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	33,743,000	[19]	24,384,000	[19]
Fair value of plan assets	33,743,000	[19]	24,384,000	[19]
Plan assets, actual allocation	23.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[19]	0	[19]
Fair value of plan assets	0	[19]	0	[19]
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	33,743,000	[19]	24,384,000	[19]
Fair value of plan assets	33,743,000	[19]	24,384,000	[19]
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[19]	0	[19]
Fair value of plan assets	0	[19]	0	[19]
Non-U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	2,631,000	[20]	3,200,000	[20]
Fair value of plan assets	2,631,000	[20]	3,200,000	[20]
Non-U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[20]	0	[20]
Fair value of plan assets	0	[20]	0	[20]
Non-U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[20]	0	[20]
Fair value of plan assets	0	[20]	0	[20]
Non-U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	2,631,000	[20]	3,200,000	[20]
Fair value of plan assets	2,631,000	[20]	3,200,000	[20]
Postretirement Medical Benefits [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employee contributions	2,445,000		2,492,000
Company contributions	3,900,000		3,800,000		3,800,000
Net benefits and expenses paid	(6,820,000)		(6,615,000)
Minimum [Member] | U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Estimated contributions in the next year	20,000,000
Maximum [Member] | U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Estimated contributions in the next year	$ 25,000,000

[1]	U.S. Large Cap funds seek to outperform the Russell 1000 (R) Index with investments in 1,000 large and medium capitalization U.S. companies represented in the Russell 1000 (R) Index, which is composed of the largest 1,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization. The Russell 3000 (R) Index is composed of the largest U.S. equities as determined by market capitalization.
[2]	U.S. Small Cap funds seek to outperform the Russell 2000 (R) Index with investments in medium and small capitalization U.S. companies represented in the Russell 2000 (R) Index, which is composed of the smallest 2,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization.
[3]	International Large Cap funds seek to outperform the MSCI Europe, Australia, and Far East Index with investments in most of the developed nations of the world so as to maintain a high degree of diversification among countries and currencies.
[4]	Emerging Markets funds represent a diversified portfolio that seeks high, long-term returns comparable to investments in emerging markets by investing in stocks from newly developed emerging market economies.
[5]	Less than 1% of holdings are in the Emerging Markets category in 2010.
[6]	Long-Term Government/Credit funds seek to outperform the Barclays Capital U.S. Long-Term Government/Credit Index by generating excess return through a variety of diversified strategies in securities with longer durations, such as sector rotation, security selection and tactical use of high-yield bonds.
[7]	Intermediate Bonds seek to outperform the Barclays Capital U.S. Aggregate Bond Index by generating excess return through a variety of diversified strategies in securities with short to intermediate durations, such as sector rotation, security selection and tactical use of high-yield bonds.
[8]	Multi-strategy hedge funds represents a fund of hedge funds that invest in a variety of private equity funds and real estate. Level III rollforward details have not been provided due to immateriality.
[9]	Details have not been provided due to immateriality.
[10]	North American Companies represents U.S. and Canadian large cap equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World USA Index and FTSE All-World Canada Index)
[11]	U.K. Companies represents a U.K. equity index fund, which is passively managed and tracks the FTSE All-Share Index
[12]	European companies represents a European equity index fund, which is passively managed and tracks the FTSE All-World Developed Europe Ex-U.K. Index
[13]	Asian Pacific Companies represents Japanese and Pacific Rim equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World Japan Index and FTSE All-World Developed Asia Pacific Ex-Japan Index)
[14]	Global Equity represents actively managed, global equity funds taking a top-down strategic view on the different regions by analyzing companies based on fundamentals, market-driven, thematic and quantitative factors to generate alpha
[15]	Emerging Markets represents a diversified portfolio of shares issued by companies in any developing or emerging country of Latin America, Asia, Eastern Europe, the Middle East, and Africa using a bottom-up stock selection process
[16]	Less than 1% of holdings are in the Emerging Markets category in 2010
[17]	U.K. Government Gilt Index represents U.K. government issued fixed income investments which are passively managed and track the respective benchmarks (FTSE U.K. Gilt Index-Linked Over 5 Years Index and FTSE U.K. Gilt Over 15 Years Index)
[18]	U.K. Corporate Bond Index represents U.K. corporate bond investments, which are passively managed and track the iBoxx Over 15 years £ Non-Gilt Index
[19]	Global Fixed Income Bond represents mostly European fixed income investment funds that are actively managed, diversified and primarily invested in traditional government bonds, high-quality corporate bonds, asset backed securities, emerging market debt and high yield corporates
[20]	Includes assets held by plans outside the U.K. and The Netherlands. Details, including Level III rollforward details, have not been provided due to immateriality